Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 141,077	$ 16,196	$ 16,856
Property and equipment	$ 4,607,297	$ 261,843